Consolidated and Combined Balance Sheets (Parentheticals)	Dec. 31, 2014 shares
Statement Of Financial Position [Abstract]
Common units issued	9,342,692
Common units outstanding	9,342,692
Subordinated units issued	9,342,692
Subordinated units outstanding	9,342,692
General Partners units issued	381,334
General Partners units outstanding	381,334